Document and Entity Information	Aug. 17, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000927066
Document Type	8-K
Document Period End Date	Aug. 17, 2020
Entity Registrant Name	DAVITA INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-14106
Entity Tax Identification Number	51-0354549
Entity Address, Address Line One	2000 16th Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(720)
Local Phone Number	631-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	true
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	DVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false